Business combinations and capital reorganization	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combinations and capital reorganization
Note 6. Business combinations and capital reorganization
(i)Acquisition of Zetta
On August 31, 2022, the Group entered into a share purchase agreement with Zetta Health Analytics S.A.'s ("Zetta") shareholders to acquire 100% of the shares issued by Zetta. Founded in March 2019, Zetta offers a robust variety of SaaS data solutions to enhance data-driven decision-making by healthcare organizations, leveraging client insights to improve care and costs and deepen epidemiological analysis. The Group expects that the acquisition of Zetta will strengthen the Semantix Data Platform (“SDP”) through the addition of a new business vertical to better serve the data needs of clients in the healthcare sector.
Purchase Consideration
The total purchase consideration is distributed as follows:

Cash transferred at acquisition date	25,000
Deferred consideration*	27,500
Contingent consideration**	3,248
Total purchase consideration	55,748

*    Payable in consecutive annual installments from 2023 to 2027 adjusted by the Interbank Certificates of Deposit (“CDI”).
**    The Group and the former Zetta shareholders agreed a contingent purchase price that amounts to R$7.5 million to be paid on April 1, 2025 if the Zetta reaches certain metrics related to accumulated gross sales between March 1, 2023 and March 1, 2025. As of the date of acquisition the Group management considered the fair value of the earn-out as approximately 43% of the maximum possible value resulting in a recognition of R$3,248.
Fair value of identifiable assets and assumed liabilities
The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date were:

Fair value of identified assets and assumed liabilities	at August 31, 2022

Cash and cash equivalents	857
Trade receivables	841
Other assets	420
Deferred tax assets	1,531
Refundable obligations	4,504
Intangible assets (*)	6,332
Deferred tax liabilities	(2,152)
Other liabilities	(823)
Labor and social security obligations	(4,504)
Net identifiable assets acquired	7,006

The goodwill recognized amounts to R$48,742 and it includes the value of expected synergies arising from the acquisition, which is not separately recognized. The goodwill recognized is not expected to be deductible for income taxes purposes.
(*) For the purchase price allocation, the following intangible assets were identified. The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Assets	Amount	Method	Expected amortization period

Customer list	2,212	Multi-period excess earning method	6.4 years
Technology	4,120	Relief from royalty	5 years
In addition, the Company incurred immaterial direct costs for the business combination which were expensed as incurred.
Revenue and profit contribution
The acquired business contributed revenues of R$6,905 and net loss of R$1,914 to the Group for the period from the acquisition date to December 31, 2022.
If the acquisition had occurred on January 1, 2022, consolidated pro-forma revenue and net loss for the period ended December 31, 2022 would have been R$274,184 and R$330,788, respectively.
Purchase consideration- cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	2022

Cash consideration	25,000
Less: cash balances acquired	857
24,143
ii) Capital reorganization
On August 3, 2022, Semantix and Alpha consummated a capital reorganization transaction (referred to as the “SPAC merger”), pursuant to which (i) Semantix Tecnologia became a wholly owned, indirect subsidiary of Semantix, (ii) Semantix Tecnologia’s shareholders became shareholders of Semantix at a pre-determined exchange ratio of 1 : 37.747 (the "Exchange Ratio"), and (iii) Alpha’s shareholders became shareholders of Semantix in exchange for the net assets of Alpha. The net assets of Alpha primarily consisted of cash and marketable securities held in a trust account and certain public and private warrants. The SPAC merger was approved at an extraordinary general meeting of Semantix Tecnologia and Alpha’s shareholders on August 2, 2022.
a) Listing expense
The SPAC merger was accounted for as a capital reorganization in accordance with IFRS, with Semantix being the accounting successor and Semantix Tecnologia being the predecessor. Under this method of accounting, Alpha is treated as the “acquired” company for financial reporting purposes. The SPAC merger was not within the scope of IFRS 3 since Alpha did not meet the definition of a business. Therefore, it was accounted for under IFRS 2, as a share-based payment transaction. Accordingly, the Group recorded a one-time non-cash expense of R$215,570. In accordance with IFRS 2, the expense represents the cost incurred in connection with achieving a listing on the Nasdaq Global Market (the "Listing Expense"). The expense is calculated as the difference between the fair value of the Semantix shares issued and the fair value of Alpha’s identifiable net assets received in exchange, as noted below:

Amount

Deemed cost of shares issued to Alpha shareholders(1)	309,566
Plus: Fair value of Alpha Earn-Out Shares(2)	25,388
Adjusted deemed cost of shares issued to Alpha shareholders	334,954
Less: Net assets of Alpha as of August 3, 2022	119,384
Listing Expense(3)	215,570

(1)Estimated fair value determined based on average quoted market price of $7.09 per share as of August 3, 2022 and foreign exchange rate reported by the Brazilian Central Bank of $1.00 to R$5.28. The Company also determined that no separate accounting was necessary with respect to the Semantix Tecnologia Earn-Out Shares as the fair value of the Semantix Tecnologia Earn-Out Shares will be inherently reflected within the quoted price of the Semantix shares, which was used in valuing the fair value of the shares deemed to be issued in exchange for the listing service. Refer to note 17 for more information on shares issued.
(2)The fair value of Alpha Earn-Out Shares (note 6 (ii)) was estimated to be $5.75 per share based on Monte Carlo simulation in a risk-neutral framework, and foreign exchange rate reported by the Brazilian Central Bank of $1.00 to R$5.28.
(3)As of December 2022, the Company reassess the application of the methodology of change in foreign exchange rates according with IAS 21 and the effects of capital reorganization considers the exchange rate of the transaction in August 3 , 2022.
Shareholders’ equity of Semantix Tecnologia prior to the SPAC merger is retrospectively adjusted as a capital restructuring for the equivalent number of shares received and on a pro rata basis for prior reporting periods for the purposes of calculating losses per share. Retained earnings and relevant reserves of Semantix Tecnologia are carried forward after the SPAC merger. Any difference to shareholders’ equity of Semantix Tecnologia arising from the restructuring of share capital and equity instruments issued is recorded in equity under Additional Paid-In Capital.
b) Earn-out agreements
As part of the SPAC merger, additional consideration in the form of contingent consideration, or earn-outs, of Semantix ordinary shares are applicable for the following shareholders:
1.Semantix Tecnologia shareholders (the “Semantix Tecnologia Earn-Out Shares”) are entitled to an additional 2,500,000 newly issued Semantix ordinary shares which will be issued in two equal 1,250,000 tranches based on the achievement of post-closing share price targets.
2.Former Alpha shareholders (the "Sponsors") were issued 862,500 of Semantix ordinary shares in exchange for Alpha's class B ordinary shares (the "Alpha Earn-Out Shares") upon the closing of the SPAC merger. The Alpha Earn-Out Shares will vest in two equal 431,250 tranches based on the achievement of post-closing share price targets.
The post-closing share price targets are the same for both earn-out structures above. Each tranche will vest if Semantix ordinary shares meet the targets of $12.50 and $15.00, respectively, for any 20 trading days within any consecutive 30 trading day period commencing after August 3, 2022 and ending on or prior to August 3, 2027. Further, a given share price target described above will also be achieved if there is a transaction during the relevant period that results in the Semantix ordinary shares being converted into the right to receive cash or other consideration having a per share value (in the case of any non-cash consideration, as provided in the definitive transaction documents for such transaction, or if not so provided, as determined by Semantix board of directors in good faith) in excess of the applicable post-closing share price target set forth above. In the event of the failure of the satisfaction of the price targets within a 5-year period commencing after August 3, 2022, any remaining portion of both earn-out agreements shall be forfeited.
The Semantix Tecnologia Earn-Out Shares and the Alpha Earn-Out Shares should be accounted for as a share-based payment transaction under the scope of IFRS 2 and be considered in the listing expense calculation. Further, both earn-out agreements are classified as equity-settled share-based payment under IFRS 2 and therefore classified as equity instruments as there is no option to be settled in cash.